Securities borrowed, lent and subject to repurchase agreements (Details) - CHF (SFr) SFr in Millions	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	SFr 104,890	SFr 107,876	SFr 106,997
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	30,589	SFr 45,451	27,533
Bank
Securities borrowed or purchased under agreements to resell
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions, total	104,890		106,997
Securities lent or sold under agreements to repurchase
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions, total	SFr 30,683		SFr 27,641